ACCOUNTING POLICIES AND GOING CONCERN	9 Months Ended
Sep. 30, 2023
ACCOUNTING POLICIES AND GOING CONCERN
ACCOUNTING POLICIES AND GOING CONCERN

NOTE 12 – ACCOUNTING POLICIES AND GOING CONCERN

General information

The information for the year ended 31 December 2022 does not constitute statutory accounts as defined in section 434 of the Companies Act 2006. A copy of the statutory accounts for that year has been delivered to the Registrar of Companies. The auditor’s report on those accounts was not qualified, did not include a reference to any matters to which the auditors drew attention by way of emphasis without qualifying the report and did not contain statements under section 498(2) or (3) of the Companies Act 2006.

The interim report for the period 01 January-30 September 2023 is not audited or reviewed.

Significant accounting policies

The interim report for the period 01 January-30 September 2023 is presented in accordance with IAS 34 “Interim Financial Reporting” (“IAS 34”) as adopted in the UK. The interim financial statements are also prepared in accordance with IAS 34 as issued by the International Accounting Standards Board (“IASB”) and IAS 34 as adopted by the EU, as applied to financial periods beginning on or after 01 January 2023 and the additional Danish disclosure requirements for interim reports of listed companies.

TORM has implemented the following standards and amendments issued by the IASB and adopted by the UK in the consolidated financial statements for 2023:

●	IFRS 17 Insurance Contracts
●	IAS 12 amendments Deferred Tax related to Assets and liabilities arising from a Single Transaction
●	IAS 12 amendments International Tax Reform - Pillar Two Model Rules
●	IAS 8 amendments Definition of Accounting Estimates
●	IAS 1 and IFRS Practice Statement 2 amendments Disclosure of Accounting Policies

The amendments on International Tax Reform - Pillar Two Model Rules introduce a mandatory exception in IAS 12 ‘Income Taxes’ to recognizing and disclosing information about deferred tax assets and liabilities related to Pillar Two income taxes. The amendments have been adopted by the UK Endorsement Board but have yet to be endorsed in the EU. The operation of the Pillar Two Model Rules is complex and it is unclear whether the Pillar Two Model Rules create additional temporary differences, whether to remeasure deferred taxes for the Pillar Two model rules and how to determine the tax rate for measuring deferred taxes. Accordingly, TORM has concluded that not accounting for deferred taxes related to Pillar Two income taxes would result in the most appropriate accounting policy pending the completion of the EU endorsement process. TORM is currently assessing the future impact of these rules upon the financial statements.

For the remaining new standards and amendments, it is assessed that application of these effective on 01 January 2023 has not had any material impact on the consolidated financial statements in 2023. The interim report has been prepared using the same accounting policies and methods of computation as in the Annual Report 2022.

For critical estimates and judgements, please refer to the Annual Report 2022, pages 134-135.

Going concern

TORM monitors its funding position throughout the year to ensure that it has access to sufficient funds to meet its forecast cash requirements, including newbuilding, second-hand vessels and loan commitments, and to monitor compliance with the financial covenants within its loan facilities. As of 30 September 2023, TORM’s available liquidity including undrawn facilities was USD 389.8m, including a total cash position of USD 270.7m (including restricted cash of USD 30.4m). TORM’s net interest-bearing debt was USD 825.1m, and the net debt loan-to-value ratio was 27.1%. TORM performs sensitivity calculations to reflect different scenarios including, but not limited to, future freight rates and vessel valuations in order to identify risks to future liquidity and covenant compliance and to enable Management to take corrective actions, if required.

The sensitivity calculation is similar to those applied in connection with covenant testing in the Annual Report 2022. The principal risks and uncertainties facing TORM are set out on page 71 in the Annual Report 2022.

NOTE 12 – ACCOUNTING POLICIES AND GOING CONCERN - Continued

A key element for TORM’s financial performance in the going concern period relates to the increased geopolitical risk following Russia’s invasion of Ukraine in February 2022 and the associated effects on the product tanker market. The changed geopolitical situation has so far been positive for the product tanker market, and TORM’s base case assumes that this positive sentiment related to freight rates and vessel values will continue until Q4 2024. TORM also closely monitors the development of the conflict between Hamas and Israel and potential effects on the product tanker market. In the base case, TORM has sufficient liquidity and headroom for all the covenant limits.

The Board of Directors has considered TORM’s cash flow forecasts and the expected compliance with TORM’s financial covenants for a period of not less than 12 months from the date of approval of this interim report. Based on this review, the Board of Directors has a reasonable expectation that, taking into account reasonably possible changes in trading performance and vessel valuations, TORM will be able to continue in operational existence and comply with its financial covenants for the next 12 months. Accordingly, TORM continues to adopt the going concern basis in preparing its financial statements.